Collaborative Agreements (Details)		1 Months Ended								3 Months Ended	12 Months Ended
	Aug. 15, 2017 USD ($)	Dec. 24, 2018	Sep. 30, 2018 USD ($)	Sep. 25, 2017 USD ($)	May 26, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 TWD ($)	Jul. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)	Feb. 23, 2023 shares	Jun. 10, 2022 USD ($)	Aug. 05, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares
Collaborative Agreements (Details) [Line Items]
Description of payment settlement								On July 27, 2016, BioLite Taiwan and BHK agreed to amend the payment terms of the milestone payment in an aggregate amount of $10 million based on the following schedule: ● Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Milestone payments royalty percentage										12.00%	12.00%
Collaborative agreements, description									In 2015, the Company recognized the cash receipt in a total of NT$50 million, approximately equivalent to $1.6 million, as collaboration revenue when all research, technical, and development data was delivered to BHK.
Amount received														$ 3
Co-Dev agreement, description		On December 24, 2018, the Company received the remaining balance of $2,550,000 in the form of newly issued shares of Rgene’s Common Stock, at the price of NT$50 (approximately equivalent to $1.60 per share), for an aggregate number of 1,530,000 shares, which accounted for equity method long-term investment as of December 31, 2018. During the year ended December 31, 2018, the Company has recognized investment loss of $549.
Shares issued (in Shares) | shares													5,291,667
BHK Co-Development Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Milestone payment							$ 31,649,000	$ 10,000,000
Description of payment settlement								On July 27, 2016, BioLite Taiwan and BHK agreed to amend the payment terms of the milestone payment in an aggregate amount of $10 million based on the following schedule: ● Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Upfront cash payment									$ 1,000,000
Percentage of payments under co-development agreement									10.00%
Total cash amount						$ 1,000,000			$ 10,000,000
Collaborative agreements, description									In 2015, the Company recognized the cash receipt in a total of NT$50 million, approximately equivalent to $1.64 million, as collaboration revenue when all research, technical, and development data was delivered to BHK.	In addition to the total of NT$50 million, approximately equivalent to $1.64 million, BioLite Taiwan is entitled to receive 50% of the future net licensing income or net sales profit.	In addition to the total of NT$50 million, approximately equivalent to $1.60 million, BioLite Taiwan is entitled to receive 50% of the future net licensing income or net sales profit.
Co-Dev Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Percentage of payments under co-development agreement					50.00%
Compensation amount	$ 3,000,000
Addition cash payment					$ 3,000,000
Additional paid-in capital												$ 3,000,000
Amount received												450,000
Co-Dev agreement, description		the Company received the remaining balance of $2,550,000 in the form of newly issued shares of Rgene’s Common Stock, at the price of NT$50 (approximately equivalent to $1.64 per share), for an aggregate number of 1,530,000 shares, which accounted for equity method long-term investment as of December 31, 2018. During the year ended December 31, 2018, the Company has recognized investment loss of $549.
Amount received												450,000
Collaborative Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Percentage of payments under co-development agreement										50.00%	50.00%
Total cash amount			$ 3,000,000
Compensation amount										$ 3,000,000	$ 3,000,000
Licensing rights				$ 3,000,000
Research and development expense												$ 3,000,000
BioFirst Stock Purchase Agreement [Member]
Collaborative Agreements (Details) [Line Items]
Amount received															$ 2,902,911	$ 3,000,000
Shares issued (in Shares) | shares															414,702	428,571
Amount received															$ 2,902,911	$ 3,000,000